Allowance For Loan Losses	12 Months Ended
Dec. 31, 2013
Allowance for Loan and Lease Losses, Adjustments, Net [Abstract]
Allowance For Loan Losses
ALLOWANCE FOR LOAN LOSSES

Management systematically monitors the loan portfolio and the appropriateness of the allowance for loan losses on a quarterly basis to provide for probable losses inherent in the portfolio.  Management assesses the risk in each loan type based on historical trends, the general economic environment of its local markets, individual loan performance and other relevant factors.

Individual credits are selected throughout the year for detailed loan reviews, which are utilized by management to assess the risk in the portfolio and the appropriateness of the allowance.  Due to the nature of commercial lending, evaluation of the appropriateness of the allowance as it relates to these types of loan types is often based more upon specific credit reviews, with consideration given to the potential impairment of certain credits and historical loss rates, adjusted for economic conditions and other inherent risk factors.

The following summarizes the activity in the allowance for loan loss, by portfolio segment (in thousands).  The following also presents the balance in the allowance for loan loss disaggregated on the basis of the Company’s impairment measurement method and the related recorded investment in loans, by portfolio segment (in thousands).

	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2013
Allowance for loan loss
Beginning balance	$498	$10,440	$5,229	$1,699	$81	$862	$18,809
Charge-offs	1,040	2,187	2,181	295	454	1,483	7,640
Recoveries	84	785	234	—	327	1,128	2,558
Provision	1,308	1,431	2,775	266	123	348	6,251
Provision for acquired loans with deteriorated credit quality	289	306	—	2	—	—	597
Ending balance	$1,139	$10,775	$6,057	$1,672	$77	$855	$20,575

December 31, 2012
Allowance for loan loss
Beginning balance	$590	$11,666	$4,839	$1,525	$88	$701	$19,409
Charge-offs	226	4,604	1,030	1,355	190	1,522	8,927
Recoveries	32	289	22	18	135	1,456	1,952
Provision	102	3,089	1,398	1,511	48	227	6,375
Ending balance	$498	$10,440	$5,229	$1,699	$81	$862	$18,809

As of December 31, 2013
Allowance for loan loss
Evaluated for impairment:
Individually	$—	$880	$—	$—	$—	$—	$880
Collectively	827	9,615	6,054	1,672	77	855	19,100
Acquired with deteriorated credit quality	312	280	3	—	—	—	595
Total	$1,139	$10,775	$6,057	$1,672	$77	$855	$20,575

Loans
Evaluated for impairment:
Individually	$—	$11,837	$459	$298	$—	$—	$12,594
Collectively	162,500	1,004,475	1,204,594	142,325	46,292	3,905	2,564,091
Acquired with deteriorated credit quality	1,984	24,554	2,097	767	110	—	29,512
Total	$164,484	$1,040,866	$1,207,150	$143,390	$46,402	$3,905	$2,606,197

As of December 31, 2012
Allowance for loan loss

Evaluated for impairment:
Individually	$—	$—	$—	$—	$—	$—	$—
Collectively	498	10,440	5,229	1,699	81	862	18,809
Acquired with deteriorated credit quality	—	—	—	—	—	—	—
Total	$498	$10,440	$5,229	$1,699	$81	$862	$18,809

Loans
Evaluated for impairment:
Individually	$—	$9,912	$469	$298	$—	$—	$10,679
Collectively	108,739	805,365	1,030,840	142,724	36,453	4,551	2,128,672
Acquired with deteriorated credit quality	—	6,693	126	88	111	—	7,018
Total	$108,739	$821,970	$1,031,435	$143,110	$36,564	$4,551	$2,146,369

Credit Quality Indicators

All commercial loans within the portfolio are subject to internal risk grading.  All non-commercial loans are evaluated based on payment history.  The Company’s internal risk ratings for commercial loans are:  Exceptional, Good, Acceptable, Pass/Watch, Special Mention, Substandard and Doubtful.  Each internal risk rating is defined in the loan policy using the following criteria:  balance sheet yields, ratios and leverage, cash flow spread and coverage, prior history, capability of management, market position/industry, potential impact of changing economic, legal, regulatory or environmental conditions, purpose structure, collateral support, and guarantor support.  Risk grades are generally assigned by the primary lending officer and are periodically evaluated by the Company’s internal loan review process.  Based on an individual loan’s risk grade, estimated loss percentages are applied to the outstanding balance of the loan to determine the amount of probable loss.

The Company categorizes loans into risk categories based on relevant information regarding the customer’s debt service ability, capacity, overall collateral position along with other economic trends, and historical payment performance.  The risk grades for each credit are updated when the Company receives current financial information, the loan is reviewed by the Company’s internal loan review/credit administration departments, or the loan becomes delinquent or impaired.  The risk grades are updated a minimum of annually for loans rated exceptional, good, acceptable, or pass/watch.  Loans rated special mention, substandard or doubtful are reviewed at least quarterly.  The Company uses the following definitions for its risk ratings:

Risk Rating	Description
Pass Ratings:
(a) Exceptional
Loans classified as exceptional are secured with liquid collateral conforming to the internal loan policy.  Loans rated within this category pose minimal risk of loss to the bank and the risk grade within this pool of loans is generally updated on an annual basis.

(b) Good
Loans classified as good have similar characteristics that include a strong balance sheet, satisfactory debt service coverage ratios, strong management and/or guarantors, and little exposure to economic cycles.  Loans within this category are generally reviewed on an annual basis.  Loans in this category generally have a low chance of loss to the bank.

(c) Acceptable
Loans classified as acceptable have acceptable liquidity levels, adequate debt service coverage ratios, experienced management, and have average exposure to economic cycles.  Loans within this category generally have a low risk of loss to the bank.

(d) Pass/watch
Loans classified as pass/watch have erratic levels of leverage and/or liquidity, cash flow is volatile and the borrower is subject to moderate economic risk.  A borrower in this category poses a low to moderate risk of loss to the bank.

Special mention
Loans classified as special mention have a potential weakness(es) that deserves management’s close attention.  The potential weakness could result in deterioration of the loan repayment or the bank’s credit position at some future date.  A loan rated in this category poses a moderate loss risk to the bank.

Substandard
Loans classified as substandard reflect a customer with a well defined weakness that jeopardizes the liquidation of the debt.  Loans in this category have the possibility that the bank will sustain some loss if the deficiencies are not corrected and the bank’s collateral value is weakened by the financial deterioration of the borrower.

Doubtful
Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristics that make collection of the full contract amount highly improbable.  Loans rated in this category are most likely to cause the bank to have a loss due to a collateral shortfall or a negative capital position.

The following table presents the Company's commercial loans by credit quality indicators, by class (in thousands):

	Commercial and industrial	Commercial real estate	Total
December 31, 2013
Pass	$158,000	$958,186	$1,116,186
Special mention	648	20,072	20,720
Substandard	5,416	62,139	67,555
Doubtful	420	469	889
Total	$164,484	$1,040,866	$1,205,350

December 31, 2012
Pass	$105,690	$771,617	$877,307
Special mention	878	15,015	15,893
Substandard	2,171	35,338	37,509
Doubtful	—	—	—
Total	$108,739	$821,970	$930,709

The following table presents the Company's non-commercial loans by payment performance, by class (in thousands):

	Performing	Non-Performing	Total
December 31, 2013
Residential real estate	$1,204,331	$2,819	$1,207,150
Home equity - junior lien	143,112	278	143,390
Consumer	46,353	49	46,402
DDA overdrafts	3,900	5	3,905
Total	$1,397,696	$3,151	$1,400,847

December 31, 2012
Residential real estate	$1,029,142	$2,293	$1,031,435
Home equity - junior lien	141,961	1,149	143,110
Consumer	36,564	—	36,564
DDA overdrafts	4,548	3	4,551
Total	$1,212,215	$3,445	$1,215,660

Aging Analysis of Accruing and Non-Accruing Loans

Interest income on loans is accrued and credited to operations based upon the principal amount outstanding, using methods that generally result in level rates of return.  Loan origination fees, and certain direct costs, are deferred and amortized as an adjustment to the yield over the term of the loan.  The accrual of interest generally is discontinued when a loan becomes 90 days past due as to principal or interest for all loan types.  However, any loan may be placed on non-accrual if the Company receives information that indicates a borrower is unable to meet the contractual terms of their respective loan agreement.  Other indicators considered for placing a loan on non-accrual status include the borrower’s involvement in bankruptcies, foreclosures, repossessions, litigation and any other situation resulting in doubt as to whether full collection of contractual principal and interest is attainable.  When interest accruals are discontinued, unpaid interest recognized in income in the current year is reversed, and interest accrued in prior years is charged to the allowance for loan losses.  Management may elect to continue the accrual of interest when the net realizable value of collateral exceeds the principal balance and related accrued interest, and the loan is in the process of collection. Generally for all loan classes, interest income during the period the loan is non-performing is recorded on a cash basis after recovery of principal is reasonably assured.  Cash payments received on nonperforming loans are typically applied directly against the outstanding principal balance until the loan is fully repaid.  Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time, and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

Generally, all loan types are considered past due when the contractual terms of a loan are not met and the borrower is 30 days or more past due on a payment.  Furthermore, residential and home equity loans are generally subject to charge-off when the loan becomes 120 days past due, depending on the estimated fair value of the collateral less cost to dispose, versus the outstanding loan balance.  Unsecured commercial loans are generally charged off when the loan becomes 120 days past due.  Secured commercial loans are generally charged off when the loan becomes 120 days past due and open-end consumer loans are generally charged off when the loan becomes 180 days past due.

The following presents an aging analysis of the Company’s accruing and non-accruing loans, by class (in thousands). The purchased credit-impaired loan column represents the purchased credit-impaired loans that the Company acquired that are contractually past due; however, are still performing in accordance with the Company's initial expectations.

	Originated Loans
	December 31, 2013
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$1,096,911	$4,123	$495	$231	$—	$1,905	$1,103,665
Home equity - junior lien	141,967	880	—	42	—	236	143,125
Commercial and industrial	144,197	—	—	—	—	79	144,276
Commercial real estate	835,908	668	—	—	—	13,097	849,673
Consumer	32,647	172	7	4	—	—	32,830
DDA overdrafts	3,511	374	15	5	—	—	3,905
Total	$2,255,141	$6,217	$517	$282	$—	$15,317	$2,277,474

	Acquired Loans
	December 31, 2013
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$101,789	$842	$172	$—	$—	$682	$103,485
Home equity - junior lien	265	—	—	—	—	—	265
Commercial and industrial	18,253	—	80	—	—	1,875	20,208
Commercial real estate	176,018	2,772	273	109	7,534	4,487	191,193
Consumer	12,876	622	29	45	—	—	13,572
DDA overdrafts	—	—	—	—	—	—	—
Total	$309,201	$4,236	$554	$154	$7,534	$7,044	$328,723

	Total Loans
	December 31, 2013
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$1,198,700	$4,965	$667	$231	$—	$2,587	$1,207,150
Home equity - junior lien	142,232	880	—	42	—	236	143,390
Commercial and industrial	162,450	—	80	—	—	1,954	164,484
Commercial real estate	1,011,926	3,440	273	109	7,534	17,584	1,040,866
Consumer	45,523	794	36	49	—	—	46,402
DDA overdrafts	3,511	374	15	5	—	—	3,905
Total	$2,564,342	$10,453	$1,071	$436	$7,534	$22,361	$2,606,197

	Originated Loans

	December 31, 2012
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$1,008,190	$4,910	$599	$239	$—	$2,054	$1,015,992
Home equity - junior lien	132,847	2,379	477	37	—	1,112	136,852
Commercial and industrial	105,989	260	236	—	—	98	106,583
Commercial real estate	766,404	433	199	1	—	15,930	782,967
Consumer	34,084	113	8	—	—	—	34,205
DDA overdrafts	4,270	270	8	3	—	—	4,551
Total	$2,051,784	$8,365	$1,527	$280	$—	$19,194	$2,081,150

	Acquired Loans
	December 31, 2012
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$15,443	$—	$—	$—	$—	$—	$15,443
Home equity - junior lien	6,258	—	—	—	—	—	6,258
Commercial and industrial	1,152	—	—	—	1,004	—	2,156
Commercial real estate	37,210	9	47	—	1,737	—	39,003
Consumer	2,359	—	—	—	—	—	2,359
DDA overdrafts	—	—	—	—	—	—	—
Total	$62,422	$9	$47	$—	$2,741	$—	$65,219

	Total Loans
	December 31, 2012
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$1,023,633	$4,910	$599	$239	$—	$2,054	$1,031,435
Home equity - junior lien	139,105	2,379	477	37	—	1,112	143,110
Commercial and industrial	107,141	260	236	—	1,004	98	108,739
Commercial real estate	803,614	442	246	1	1,737	15,930	821,970
Consumer	36,443	113	8	—	—	—	36,564
DDA overdrafts	4,270	270	8	3	—	—	4,551
Total	$2,114,206	$8,374	$1,574	$280	$2,741	$19,194	$2,146,369

The following presents the Company’s impaired loans, by class (in thousands):

	December 31, 2013			December 31, 2012
		Unpaid			Unpaid
	Recorded	Principal	Related	Recorded	Principal	Related
	Investment	Balance	Allowance	Investment	Balance	Allowance
With no related allowance recorded:
Residential real estate	$459	$459	$—	$469	$469	$—
Home equity - junior liens	298	298	—	298	298	—
Commercial and industrial	—	—	—	—	—	—
Commercial real estate	8,421	8,361	—	9,912	14,781	—
Consumer	—	—	—	—	—	—
DDA overdrafts	—	—	—	—	—	—
Total	$9,178	$9,118	$—	$10,679	$15,548	$—

With an allowance recorded
Residential real estate	$—	$—	$—	$—	$—	$—
Home equity - junior liens	—	—	—	—	—	—
Commercial and industrial	—	—	—	—	—	—
Commercial real estate	3,416	3,416	880	—	—	—
Consumer	—	—	—	—	—	—
DDA overdrafts	—	—	—	—	—	—
Total	$3,416	$3,416	$880	$—	$—	$—

The following table presents information related to the average recorded investment and interest income recognized on the Company’s impaired loans, by class (in thousands):

	For the year ended
	December 31, 2013		December 31, 2012
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized
With no related allowance recorded:
Residential real estate	$463	$—	$—	$—
Home equity - junior liens	298	—	—	—
Commercial and industrial	—	—	—	—
Commercial real estate	9,006	57	13,124	—
Consumer	—	—	—	—
DDA overdrafts	—	—	—	—
Total	$9,767	$57	$13,124	$—

With an allowance recorded
Residential real estate	$—	$—	$—	$—
Home equity - junior liens	—	—	—	—
Commercial and industrial	—	—	—	—
Commercial real estate	3,324	—	—	—
Consumer	—	—	—	—
DDA overdrafts	—	—	—	—
Total	$3,324	$—	$—	$—

On non-accrual and impaired loans, approximately $0.6 million, $1.0 million and $0.8 million of interest income would have been recognized during the year ended December 31, 2013, 2012 and 2011, respectively, if such loans had been current in accordance with their original terms.  There were no commitments to provide additional funds on non-accrual, impaired or other potential problem loans at December 31, 2013.

Loan Modifications

The Company’s policy on loan modifications typically does not allow for modifications that would be considered a concession from the Company.  However, when there is a modification, the Company evaluates each modification to determine if the modification constitutes a troubled debt restructuring (“TDR”) in accordance with ASU 2011-2, whereby a modification of a loan would be considered a TDR when both of the following conditions are met: (1) a borrower is experiencing financial difficulty and (2) the modification constitutes a concession.  When determining whether the borrower is experiencing financial difficulties, the Company reviews whether the debtor is currently in payment default on any of its debt or whether it is probable that the debtor would be in payment default in the foreseeable future without the modification.  Other indicators of financial difficulty include whether the debtor has declared or is in the process of declaring bankruptcy, the debtor’s ability to continue as a going concern, or the debtor’s projected cash flow to service its debt (including principal and interest) in accordance with the contractual terms for the foreseeable future, without a modification.

During the third quarter of 2012, regulatory guidance was clarified to require loans to be accounted for as collateral-dependent loans when borrowers have filed Chapter 7 bankruptcy, the debt has been discharged by the bankruptcy court and the borrower has not reaffirmed the debt.  The filing of bankruptcy is deemed to be evidence that the borrower is in financial difficulty and the discharge of the debt by the bankruptcy court is deemed to be a concession granted to the borrower.  The impact on the allowance for loan losses of this reclassification was insignificant.  Prior to this reclassification, the Company's TDRs were insignificant.

The following tables set forth the Company’s TDRs (in thousands):

	December 31, 2013			December 31, 2012
		Non-			Non-
	Accruing	Accruing	Total	Accruing	Accruing	Total
Commercial and industrial	$88	$—	$88	$101	$—	$101
Commercial real estate	1,783	—	1,783	734	—	734
Residential real estate	18,651	1,693	20,344	18,826	162	18,988
Home equity	2,859	14	2,873	3,325	418	3,743
Consumer	—	—	—	142	—	142
	$23,381	$1,707	$25,088	$23,128	$580	$23,708

	New TDRs			New TDRs
	For the year ended			For the year ended
	December 31, 2013			December 31, 2012
		Pre	Post		Pre	Post
		Modification	Modification		Modification	Modification
		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded
	Contracts	Investment	Investment	Contracts	Investment	Investment
Commercial and industrial	1	$88	$88	1	$101	$101
Commercial real estate	3	1,564	1,559	1	184	179
Residential real estate	36	4,041	4,041	7	899	899
Home equity	17	473	473	15	973	973
Consumer	—	—	—	1	142	142
	57	$6,166	$6,161	25	$2,299	$2,294